Long-Term Debt (Principal Repayments) (Details)	Dec. 31, 2015 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt, Year 1	$ 0
Long-term debt, Year 2	0
Long-term debt, Year 3	0
Long-term debt, Year 4	0
Long-term debt, Year 5	1,480,782,000
Long-term debt, thereafter	64,000,000
Total long-term debt	$ 1,544,782,000